                                 [LOGO]JPMORGAN




                          SELECT GROWTH AND INCOME FUND
                                  ANNUAL REPORT

                                OCTOBER 31, 2001

JPMORGAN SELECT GROWTH AND INCOME FUND

PRESIDENT'S LETTER

                                                              December 3, 2001

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Select Growth and Income Fund. Inside, you'll find information detailing the performance of the Fund for the 12 months ended October 31, 2001, along with a report from the Portfolio Manager.

EQUITIES IN CONTEXT

The 12 months under review has not been a good time for equity investing. The S&P 500 Index and the MSCI EAFE Index are both down by about 25%. Our funds - however well managed they are - cannot avoid this sort of drop in world securities markets. However, we believe that the last year should be viewed within the context of long-term returns. Taken over 10 years, an investment in the S&P 500 Index would have generated average annual returns of 12.76%. That adds up to substantial gains for anyone invested over this time.

In many ways, the traumas recently experienced by markets are a consequence of the long economic expansion and bull market in equities. With the benefit of hindsight, it is obvious that the technology boom of the late 1990s and 2000 was built on excessive confidence. Much of the capacity put in place for the `Internet Revolution' is not needed and, certainly, the stock prices awarded to technology businesses were not justified.

Today, many of the plants that produce the building blocks of technology - silicon chips, fiber optics and so on - are whirring along at a fraction of their capabilities. Likewise, technology companies and others are selling considerably fewer PCs, mobile phones and other electronic gadgets than was previously expected. It is for this reason that the worst stock price falls have been in the technology sector.

The seriousness of the problem first became evident around the end of 2000, when U.S. economic growth sharply deteriorated. The Fed instigated an emergency 50 basis points rate cut in January. In all, it has reduced rates by a total of 450 basis points (4.5%) during 2001 and introduced a significant fiscal stimulus.

LOOKING FORWARD
At the time of writing, U.S.-led central bank action appears to be reviving economies and galvanizing financial markets. The broad-based S&P 500 Index is up almost 20% from the lows reached following the terrible terrorist attacks of September 11th. Further, the bond market (which has been the one bright spot in the 12 months) is discounting economic recovery.

There is some justification for this renewed optimism. In October, U.S. retail sales rose faster than ever. Further, oil prices have fallen back, which also provides an economic stimulus.

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However, it is too soon to tell whether the spirited mood of markets heralds a resumption of the bull market. Our fixed income team expects U.S. economic recovery late in the second quarter of 2002. As the United States is the world's main driver of economic growth, this would be good for equity markets everywhere
- with the possible exception of Japan, where specific economic difficulties remain. Yet there can be no certainty of this rosy scenario.

CONDOLENCES AND DETERMINATION
Finally, I would like to offer our sincere condolences to those who have suffered personal loss as a result of the terrorist attacks. At JPMorgan Fleming Asset Management, we are determined not to let these events distract us from our task of maximizing returns for our investors.

Sincerely yours,


/s/ George Gatch

George Gatch
President, JPMorgan Funds

As of October 31, 2001

HOW THE FUND PERFORMED
JPMorgan Select Growth & Income Fund, which seeks total return from a combination of capital growth and current income, fell 20.92% for the year ended October 31, 2001. This compares with a loss of 18.41% for the S&P BARRA Value Index.

HOW THE FUND WAS MANAGED
In a turbulent 12 months, there was no escaping the decline in stocks. While this Fund outperformed the S&P 500 Index (which dropped 24.83% in the period), its losses were greater than those of its benchmark, the S&P BARRA Value Index. The majority of this underperformance occurred in January, when greater than expected Fed rate cuts caused a rally in stocks displaying the classic low quality characteristics such as a weak balance sheet, and low return on capital. Logically speaking, these companies had much to gain from falling rates. This backdrop was not favorable to the Fund, which invests in the stocks of high quality companies.

As the extreme weakness of the economy became clear, however, the market's preference for low quality diminished. Through 2001, the Fund's relative performance improved. The terrorist attacks of September 11th caused a flight to quality, with the result that by the end of the 12 months quality was priced at a premium. Balance sheet strength, high profit margins, strong cash flow, and other hallmarks of quality were all sought after once again.

The Fund's greatest underperformance of its benchmark occurred in the financial sector. Going into the period, it was overweighted in financial stocks with exposure to capital markets and asset management businesses. By contrast, it was underweighted in regional banks, which appeared to have lower growth businesses. When the extent of the bubble in information technology demand and financial assets became clear, the banks with capital markets and asset management businesses dropped most. But regional bank stock prices performed well, supported by the falling rate environment.

Fund holdings with substantial capital markets businesses included AIG, American Express, and Bank of New York. The Fund also suffered from not owning Bank of America, which is a major index constituent that performed relatively well.

The fund's greatest success against the benchmark was in information technology, which was the sector that dropped most in absolute terms. The fund benefited from being underweighted and not owning stocks such as Gateway, Hewlett Packard, JDS Uniphase, and Nortel Networks. These names fell between 60% and 90%.

LOOKING AHEAD
The Fund's emphasis on quality companies within the `value' area of the equity market should mean it is well placed in an uncertain economic environment.

                                   (Unaudited)


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PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
[CHART]

Financial                                              18.7%
Energy                                                 16.4%
Telecommunications                                     11.3%
Industrial Cyclical                                     8.4%
Pharmaceuticals                                         7.6%
Consumer Cyclicals                                      6.9%
Basic Materials                                         5.9%
Consumer Staples                                        4.4%
Insurance                                               4.2%
Consumer Services                                       3.8%
Semiconductors                                          3.2%
Utilities                                               3.1%
Retailing                                               3.0%
Software & Services                                     1.2%
Systems Hardware                                        1.0%
Cash Equivalents & Short-Term Paper                     0.9%



TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EXXON MOBIL CORP. (6.7%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.
2. CITIGROUP, INC. (6.0%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.
3. VERIZON COMMUNICATIONS, INC. (4.3%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.
4. CHEVRON TEXACO CORP. (3.6%) Produces crude oil and natural gas. It also refines crude oil into finished petroleum products as well as markets and transports crude oil, natural gas, and petroleum products.
5. ROYAL DUTCH PETROLEUM CO., N.Y. REGISTERED SHARES (NETHERLANDS) (3.6%) Involved in all phases of the petroleum and petrochemicals industries from exploration to final processing, delivery and marketing.
6. ABBOTT LABORATORIES (3.0%) Discovers, develops, manufactures, and sells a broad and diversified line of health care products and services. The Company's products include pharmaceuticals, diagnostic products, hospital products, chemical and agricultural products, and nutritionals. Abbott markets its products worldwide through affiliates and distributors.
7. PHILIP MORRIS COMPANIES, INC. (3.0%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.
8. BELLSOUTH CORP. (2.7%) Provides telecommunications services, systems, and products. The Company provides residential, business, and wholesale customers with integrated voice, video, and data services.
9. WELLS FARGO CO. (2.6%) A diversified financial services company providing banking, insurance, investments, mortgage and consumer finance. The Company operates through physical stores, the Internet and other distribution channels across North America and elsewhere internationally.
10. AMERICAN INTERNATIONAL GROUP, INC. (2.5%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in the United States and overseas.

Top 10 equity holdings comprised 38.0% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                   (UNAUDITED)

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As of October 31, 2001

AVERAGE ANNUAL TOTAL RETURNS

                                               1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Select Growth & Income Fund                    -20.92%    6.92%        10.35%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)

                    JPMORGAN SELECT           LIPPER MULTI-CAP             S&P 500/BARRA
                 GROWTH & INCOME FUND         VALUE FUND INDEX              VALUE INDEX
--------------------------------------------------------------------------------------------
   10/91               10,000                      10,000                      10,000
   11/91                9,463                       9,614                      9,745
   12/91               10,435                      10,496                      11,118
    1/92               10,912                      10,517                      10,728
    2/92               11,368                      10,728                      10,791
    3/92               11,051                      10,531                      10,541
    4/92               11,026                      10,682                      10,652
    5/92               11,035                      10,801                      10,736
    6/92               10,706                      10,661                      10,513
    7/92               11,118                      10,986                      10,988
    8/92               10,862                      10,792                      10,861
    9/92               10,955                      10,964                      10,989
   10/92               11,234                      11,014                      11,154
   11/92               11,757                      11,441                      11,604
   12/92               12,007                      11,678                      11,681
    1/93               12,206                      11,881                      11,555
    2/93               12,366                      11,943                      11,462
    3/93               12,692                      12,302                      11,623
    4/93               12,631                      12,067                      11,087
    5/93               13,043                      12,350                      11,482
    6/93               13,111                      12,434                      11,384
    7/93               13,015                      12,516                      11,150
    8/93               13,407                      13,015                      11,557
    9/93               13,451                      13,005                      11,380
   10/93               13,534                      13,201                      11,803
   11/93               13,333                      12,963                      11,795
   12/93               13,567                      13,283                      11,877
    1/94               13,983                      13,714                      12,131
    2/94               13,731                      13,452                      11,914
    3/94               13,203                      12,918                      11,364
    4/94               13,176                      13,091                      11,416
    5/94               13,274                      13,239                      11,602
    6/94               13,020                      12,998                      11,354
    7/94               13,265                      13,347                      11,716
    8/94               13,702                      13,865                      12,342
    9/94               13,419                      13,561                      12,166
   10/94               13,553                      13,701                      12,449
   11/94               13,070                      13,176                      12,041
   12/94               13,104                      13,299                      12,249
    1/95               13,221                      13,505                      12,553
    2/95               13,748                      14,048                      13,043
    3/95               14,132                      14,368                      13,452
    4/95               14,353                      14,733                      13,802
    5/95               14,838                      15,274                      14,296
    6/95               15,216                      15,555                      14,843
    7/95               15,894                      16,126                      15,316
    8/95               15,989                      16,298                      15,266
    9/95               16,275                      16,752                      16,021
   10/95               15,965                      16,455                      16,149
   11/95               16,586                      17,154                      16,730
   12/95               16,714                      17,425                      16,920
    1/96               17,312                      17,960                      17,566
    2/96               17,476                      18,224                      17,726
    3/96               17,814                      18,436                      17,652
    4/96               18,071                      18,722                      17,995
    5/96               18,313                      19,027                      18,657
    6/96               18,253                      18,897                      18,889
    7/96               17,436                      18,132                      18,018
    8/96               18,049                      18,692                      18,285
    9/96               18,876                      19,455                      19,554
   10/96               19,159                      19,836                      19,979
   11/96               20,404                      21,145                      21,472
   12/96               20,033                      21,084                      20,976
    1/97               21,137                      21,871                      22,618
    2/97               21,132                      22,135                      22,807
    3/97               20,311                      21,440                      21,724
    4/97               21,141                      22,032                      23,478
    5/97               22,369                      23,424                      24,868
    6/97               23,235                      24,326                      26,129
    7/97               25,086                      26,114                      28,198
    8/97               24,184                      25,537                      26,322
    9/97               25,477                      26,758                      27,663
   10/97               24,787                      25,642                      26,831
   11/97               25,573                      26,188                      28,288
   12/97               26,056                      26,759                      28,637
    1/98               25,945                      26,697                      29,599
    2/98               27,794                      28,534                      31,656
    3/98               29,090                      29,815                      33,293
    4/98               29,302                      29,982                      33,572
    5/98               28,568                      29,317                      32,899
    6/98               29,124                      29,284                      35,243
    7/98               28,239                      28,151                      35,223
    8/98               23,937                      23,844                      30,640
    9/98               25,617                      24,831                      32,691
   10/98               27,199                      26,875                      35,432
   11/98               27,993                      28,036                      37,832
   12/98               29,924                      28,501                      40,709
    1/99               30,206                      28,601                      43,195
    2/99               28,959                      27,934                      41,501
    3/99               29,965                      28,705                      43,511
    4/99               31,693                      31,257                      43,427
    5/99               31,416                      31,095                      42,161
    6/99               32,480                      32,096                      45,178
    7/99               31,302                      31,005                      43,749
    8/99               30,445                      29,938                      44,356
    9/99               29,392                      28,648                      42,621
   10/99               30,890                      29,533                      45,025
   11/99               31,106                      29,521                      44,760
   12/99               32,556                      30,194                      46,443
    1/00               31,794                      28,893                      44,966
    2/00               30,707                      27,373                      42,155
    3/00               33,698                      30,267                      46,552
    4/00               33,288                      30,209                      46,240
    5/00               32,586                      30,629                      46,384
    6/00               32,159                      29,964                      44,551
    7/00               32,767                      30,219                      45,442
    8/00               34,749                      32,138                      48,492
    9/00               33,707                      31,691                      48,482
   10/00               33,862                      32,445                      49,388
   11/00               31,983                      31,248                      46,860
   12/00               32,936                      33,108                      49,273
    1/01               32,929                      34,359                      51,352
    2/01               31,135                      33,418                      47,948
    3/01               29,647                      32,245                      46,054
    4/01               31,858                      34,334                      49,176
    5/01               32,215                      35,093                      49,693
    6/01               30,984                      34,500                      48,038
    7/01               30,776                      34,455                      47,207
    8/01               28,847                      33,177                      44,478
    9/01               26,602                      29,776                      40,253
   10/01               26,768                      30,389                      40,253

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/6/98. The performance presented above includes performance of the JPMorgan Growth and Income Fund for the period 10/31/91 to 1/6/98, and is unadjusted to reflect the expense structure of the Select Growth and Income Fund.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charge, but includes reinvestment of all distributions. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500. The Lipper Multi-Cap Value Funds Average consists of funds with a variety of market capitalizations. Investors cannot invest directly in an index.

                                   (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES As of October 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

ASSETS:
     Investment in Growth and Income Portfolio, at value        $ 402,278
     Deferred organization costs                                        6
     Receivables:
         Fund shares sold                                           1,106
                                                                ---------
             Total Assets                                         403,390
                                                                ---------
LIABILITIES:
     Accrued liabilities:
         Administration fees                                           35
         Trustees' fees                                                41
         Other                                                        186
                                                                ---------
             Total Liabilities                                        262
                                                                ---------
NET ASSETS:
     Paid in capital                                              426,972
     Accumulated undistributed net investment income                5,005
     Accumulated net realized loss on investment transactions      (4,910)
     Net unrealized depreciation of investments                   (23,939)
                                                                ---------
             Total Net Assets                                   $ 403,128
                                                                =========

Shares of beneficial interest outstanding
($.001 par value; unlimited number of shares authorized)           10,763

Net Asset Value

(maximum offering price and redemption price per share)         $   37.45
                                                                =========



                       SEE NOTES OF FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the year ended October 31, 2001

(Amounts in Thousands)


INVESTMENT INCOME:
     Investment income from Portfolio                           $   8,992
     Foreign taxes withheld                                           (66)
     Expenses from Portfolio (net of reimbursements of $32)        (2,197)
                                                                ---------
         Total investment income                                    6,729
                                                                ---------
EXPENSES:
     Administration fees                                              472
     Accounting fees                                                    9
     Printing and postage                                               9
     Professional fees                                                 19
     Registration expenses                                              2
     Transfer agent fees                                               13
     Trustees' fees                                                    28
     Other                                                              3
                                                                ---------
         Total expenses                                               555
     Less expense reimbursements                                       20
                                                                ---------
         Net expenses                                                 535
                                                                ---------
             Net investment income                                  6,194
                                                                =========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain/(loss) on investments from Portfolio        (2,970)
     Change in net unrealized appreciation/depreciation of
       investments from Portfolio                                (112,174)
                                                                ---------
         Net realized and unrealized loss on investments         (115,144)
                                                                ---------
     Net decrease in net assets from operations                 $(108,950)
                                                                =========



                       SEE NOTES OF FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31,

(Amounts in Thousands)


                                                                2001         2000
                                                             ---------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                   $   6,194    $   4,957
     Net realized gain (loss) on investments
       from Portfolio                                           (2,970)      44,730
     Change in net unrealized appreciation/depreciation
       of investments from Portfolio                          (112,174)        (183)
                                                             ---------    ---------
         Increase (decrease) in net assets from operations    (108,950)      49,504
                                                             ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                      (5,226)      (1,157)
     Net realized gain on investment transactions              (47,888)      (4,914)
                                                             ---------    ---------
         Total distributions to shareholders                   (53,114)      (6,071)
                                                             ---------    ---------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                32,322       32,829
     Dividends reinvested                                       53,114        6,070
     Cost of shares redeemed                                   (51,368)    (103,712)
                                                             ---------    ---------
         Increase (decrease) from capital share
           transactions                                         34,068      (64,813)
                                                             ---------    ---------
         Total decrease in net assets                         (127,996)     (21,380)

NET ASSETS:
     Beginning of period                                       531,124      552,504
                                                             ---------    ---------
     End of period                                           $ 403,128    $ 531,124
                                                             =========    =========
     Accumulated undistributed net investment income         $   5,005    $   4,140


SHARE TRANSACTIONS:
     Issued                                                        744          641
     Reinvested                                                  1,189          124
     Redeemed                                                   (1,193)      (2,045)
                                                             ---------    ---------
     Change in shares                                              740       (1,280)
                                                             =========    =========



                       SEE NOTES OF FINANCIAL STATEMENTS.

Notes to Financial Statements

--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

     Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective February 28, 2001, JPMorgan Select Growth and Income Fund (the "Fund"), a separate series of the Trust, was renamed from Chase Vista Select Growth and Income Fund with the approval of the Board of Trustees.

     THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUND: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The Fund utilizes a Master Feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio"), which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of October 31, 2001, the Fund owned 26.47% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

     A. VALUATION OF INVESTMENTS - The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

     B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements from the Portfolio.

     C. ORGANIZATION EXPENSES - Organization and initial registration costs incurred in connection with establishing the Fund have been deferred and are being amortized on a straight line basis over a sixty month period beginning at the commencement of operations of the Fund.

     D. FEDERAL INCOME TAXES - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income tax or excise tax is necessary.

     E. DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. The following amounts were reclassified within the Capital accounts: Paid in Capital : $ 1, 413,250; Accumulated undistributed net investment income: $ (103,261) and accumulated net realized gain/(loss) on investments: $ (1,309,989).

          F. ALLOCATION OF EXPENSES - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

     A. ADMINISTRATION FEE - Pursuant to an Administration Agreement, The Chase Manhattan Bank ("Chase" or the "Administrator") provides certain administration services to the Trust. Effective September 10, 2001, in connection with the elimination of the Fund paying directly sub-administration fees (0.05% annualized for the Fund) the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration expenses of the Fund. The administration fee payable to Chase was increased simultaneously to 0.10% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion.

          Prior to September 10, 2001, Chase was paid a fee from the Fund computed at the annual rate equal to 0.05% of the Fund's average daily net assets.

     B. DISTRIBUTION AND SUB-ADMINISTRATION FEES - Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc., is the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. In addition, the Distributor provided certain sub-administration services to the Trust, including providing officers, clerical staff, and office space for an annual fee of 0.05% of the average daily net assets of the Fund through September 9, 2001.

          Effective September 10, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Fund's Sub-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Chase as Administrator.

     C. OTHER - Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

3.   CONCENTRATION OF SHAREHOLDERS.

          At October 31, 2001, all shares outstanding for the Fund are owned by the participants in the 401(k) Savings Plan of the Chase Manhattan Bank.

4.   TRUSTEE COMPENSATION.

          The Fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent Trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses of $2,342 for the period from November 1, 2000 through May 15, 2001 are included in Trustees' fees in the Statement of Operations.

         On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows:

         CHASE REIMBURSEMENT                DEFERRED COMPENSATION ROLLOVER
         ----------------------------------------------------------------------
         $19,685                            $31,645

         Accrued Liability and expense amounts from the deferred compensation plan are included in Trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.

5.   FEDERAL INCOME TAX MATTERS

         As of October 31, 2001, the Fund had a capital loss carryover which will be available to offset capital gains. To the extent that any net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to the shareholders.

         AMOUNT                            EXPIRATION DATE
         ----------------------------------------------------------------------
         $ 4,532,240                       10/31/09

6.       SUBSEQUENT EVENT.

         On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty
         Trust Company of New York merged to form JPMorgan Chase Bank. The new
         Administrator and Shareholder Servicing Agent for the funds will be the JPMorgan Chase Bank. As a result, all references in the Annual Report to either the Chase Manhattan Bank or Morgan Guaranty Trust Company of
         New York should be replaced with JPMorgan Chase Bank.


JPMORGAN SELECT GROWTH AND INCOME FUND^
FINANCIAL HIGHLIGHTS For the periods indicated






                                                       YEAR        YEAR        YEAR     1/06/98*
                                                      ENDED       ENDED       ENDED      THROUGH
Per share operating performance                     10/31/01    10/31/00    10/31/99    10/31/98
                                                   ----------  ----------  ----------  ----------
Net asset value, beginning of period                $ 52.99     $ 48.88     $ 43.51     $ 42.00
                                                   ----------  ----------  ----------  ----------
Income from investment operations:

     Net investment income                             0.53        0.49        0.53        0.38
     Net gains or losses on investments
       (both realized and unrealized)                (10.81)       4.18        5.37        1.47
                                                   ----------  ----------  ----------  ----------
         Total from investment operations            (10.28)       4.67        5.90        1.85
                                                   ----------  ----------  ----------  ----------
Distributions to shareholders from:
     Dividends from net investment income             (0.47)      (0.11)      (0.53)      (0.34)
     Distributions from capital gains                 (4.79)      (0.45)       --          --
                                                   ----------  ----------  ----------  ----------
         Total dividends and distributions            (5.26)      (0.56)      (0.53)      (0.34)
                                                   ----------  ----------  ----------  ----------
Net asset value, end of period                      $ 37.45     $ 52.99     $ 48.88     $ 43.51
                                                   ==========  ==========  ==========  ==========

Total return                                         (20.92%)      9.63%      13.57%       4.38%

Ratios/supplemental data:
     Net assets, end of period (millions)              $403        $531        $553        $518
Ratios to average net assets: #
     Net Expenses                                      0.58%       0.60%       0.59%       0.61%
     Net investment income                             1.31%       0.92%       1.08%       1.04%
     Expenses without reimbursements                   0.59%       0.60%       0.59%       0.61%
     Net investment income without reimbursements      1.30%       0.92%       1.08%       1.04%

-----------------

* Commencement of operations.
# Short periods have been annualized.
^ Formerly Chase Vista Select Growth and Income Fund




                       SEE NOTES OF FINANCIAL STATEMENTS.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
JPMorgan Select Growth and Income Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Select Growth & Income Fund (a separate series of Mutual Fund Group, hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended October 31, 2001 and for the period January 6, 1998 (commencement of operations) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 21, 2001

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 99.1%
--------------------------------------------------------------------------------
                COMMON STOCKS-- 99.1%
                Aerospace-- 0.8%
       387      Boeing Co.                                            $   12,616

                Automotive-- 2.5%
     1,601      Ford Motor Co.                                            25,695
       282      General Motors Corp.                                      11,665
                                                                      ----------
                                                                          37,360
                Banking-- 5.0%
       274      Bank of America Corp.                                     16,163
       608      Bank of New York Co., Inc.                                20,678
       975      Wells Fargo & Co.                                         38,513
                                                                      ----------
                                                                          75,354
                Chemicals-- 1.8%
       346      Dow Chemical Co.                                          11,501
       383      E.I. DuPont de Nemours Co.                                15,328
                                                                      ----------
                                                                          26,829
                Computer Software-- 1.2%
       564      Computer Associates International, Inc.                   17,439

                Computers/Computer Hardware-- 1.0%
       200      Hewlett-Packard Co.                                        3,366
       106      International Business Machines Corp.                     11,455
                                                                      ----------
                                                                          14,821
                Consumer Products-- 3.8%
       978      Philip Morris Companies, Inc.                             45,756
       146      Procter & Gamble Co.                                      10,772
                                                                      ----------
                                                                          56,528
                Diversified-- 3.8%
       800      General Electric Co.                                      29,139
       574      Tyco International LTD (Bermuda)                          28,206
                                                                      ----------
                                                                          57,345
                Electronics/Electrical Equipment-- 0.5%
       140      Emerson Electric Co.                                       6,863

                Financial Services-- 13.7%
       638      American Express Co.                                      18,776
     1,961      Citigroup, Inc.                                           89,277
       313      Fannie Mae                                                25,365
       696      Merrill Lynch & Co., Inc.                                 30,422
       671      Morgan Stanley Dean Witter & Co.                          32,806
       189      State Street Corp.                                         8,598
                                                                      ----------
                                                                         205,244
                Food/Beverage Products-- 4.4%
       500      Anheuser-Busch Companies, Inc.                            20,829
       390      PepsiCo, Inc.                                             18,997
       678      Sysco Corp.                                               16,347
       200      Unilever NV, N.Y. Registered Shares (Netherlands)         10,396
                                                                      ----------
                                                                          66,569

                       See notes to financial statements.

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Insurance-- 4.2%
       473      American International Group, Inc.                    $   37,213
       264      Marsh & McLennan Companies, Inc.                          25,513
                                                                      ----------
                                                                          62,726
                Machinery & Engineering Equipment-- 2.6%
       600      Caterpillar, Inc.                                         26,832
       375      Dover Corp.                                               12,356
                                                                      ----------
                                                                          39,188
                Manufacturing-- 0.7%
       353      Honeywell International, Inc.                             10,431

                Metals/Mining-- 0.9%
       419      Alcoa, Inc.                                               13,528

                Multi-Media-- 3.8%
       344      AOL Time Warner, Inc. *                                   10,736
     1,013      The Walt Disney Co.                                       18,832
       771      Viacom, Inc., Class B *                                   28,156
                                                                      ----------
                                                                          57,724
                Oil & Gas-- 16.4%
       603      Chevron Texaco Corp.                                      53,385
     2,567      Exxon Mobil Corp.                                        101,256
       450      Halliburton Co.                                           11,111
       200      Noble Drilling Corp. *                                     6,110
     1,077      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                            54,419
       258      Santa Fe International Corp.                               6,280
       303      Schlumberger LTD                                          14,671
                                                                      ----------
                                                                         247,232
                Paper/Forest Products-- 3.2%
       470      International Paper Co.                                   16,842
       308      Weyerhaeuser Co.                                          15,372
       335      Willamette Industries, Inc.                               15,695
                                                                      ----------
                                                                          47,909
                Pharmaceuticals-- 7.6%
       836      Abbott Laboratories                                       44,291
       564      American Home Products Corp.                              31,488
       333      Pfizer, Inc.                                              13,953
       596      Pharmacia Corp.                                           24,134
                                                                      ----------
                                                                         113,866
                Restaurants/Food Services-- 0.6%
       340      McDonald's Corp.                                           8,864

                Retailing-- 3.0%
       620      Limited, Inc.                                              6,913
       360      May Department Stores Co.                                 11,322
       868      Target Corp.                                              27,038
                                                                      ----------
                                                                          45,273
                Semi-Conductors-- 3.2%
       394      Altera Corp. *                                             7,959
       432      Applied Materials, Inc. *                                 14,736

                       See notes to financial statements.

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Semi-Conductors -- Continued
       350      Intel Corp.                                           $    8,547
       591      Texas Instruments, Inc.                                   16,541
                                                                      ----------
                                                                          47,783
                Telecommunications-- 10.0%
       719      AT&T Corp.                                                10,967
       231      AT&T Wireless Services, Inc. *                             3,342
     1,109      BellSouth Corp.                                           41,033
       786      SBC Communications, Inc.                                  29,947
     1,291      Verizon Communications, Inc.                              64,325
                                                                      ----------
                                                                         149,614
                Telecommunications Equipment-- 1.3%
     1,054      Motorola, Inc.                                            17,254
       297      Nortel Networks Corp. (Canada)                             1,726
                                                                      ----------
                                                                          18,980
                Utilities-- 3.1%
       202      Dominion Resources, Inc.                                  12,346
       568      Duke Energy Corp.                                         21,818
       260      TXU Corp.                                                 11,918
                                                                      ----------
                                                                          46,082
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,486,168
                (Cost $1,507,461)
--------------------------------------------------------------------------------
      Short-Term Investment-- 0.9%
--------------------------------------------------------------------------------
                MONEY MARKET FUND-- 0.9%
    14,179      JPMorgan Prime Money Market Fund (a)                      14,179
                (Cost $14,179)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                            $1,500,347
                (Cost $1,521,640)
--------------------------------------------------------------------------------

INDEX:
*      -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.



                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES As of October 31, 2001

(Amounts in Thousands)

--------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                       $1,500,347
     Receivables:
       Investment securities sold                              17,507
       Dividends                                                2,423
       Expense reimbursement from Adviser                           3
--------------------------------------------------------------------------------
         Total Assets                                       1,520,280
--------------------------------------------------------------------------------
   LIABILITIES:
     Accrued liabilities:
       Investment advisory fees                                   532
       Administration fees                                         66
       Trustees' fees                                             249
       Other                                                      102
--------------------------------------------------------------------------------
         Total Liabilities                                        949
================================================================================
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                    $1,519,331
--------------------------------------------------------------------------------
   Cost of investments                                     $1,521,640
--------------------------------------------------------------------------------


                       See notes to financial statements.

STATEMENT OF OPERATIONS As of October 31, 2001

(Amounts in Thousands)

--------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                 $31,351
     Interest                                                   4,174
     Dividend income from affiliated investments*                  53
     Foreign taxes withheld                                      (260)
--------------------------------------------------------------------------------
       Total investment income                                 35,318
--------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                   7,466
     Administration fees                                          933
     Custodian fees                                                93
     Accounting fees                                               47
     Professional fees                                             34
     Trustees' fees                                               162
     Other                                                         77
--------------------------------------------------------------------------------
         Total expenses                                         8,812
--------------------------------------------------------------------------------
         Less expense reimbursements                              128
--------------------------------------------------------------------------------
       Net expenses                                             8,684
--------------------------------------------------------------------------------
         Net investment income                                 26,634
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investment transactions             (10,366)
     Change in net unrealized appreciation\depreciation
      of investments                                         (441,285)
--------------------------------------------------------------------------------
     Net realized and unrealized loss on investments         (451,651)
     Net decrease in net assets from operations             $(425,017)
================================================================================
     *Includes reimbursements of investment
     advisory, administrative and shareholder
     servicing fees:                                        $       3


                      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS As of October 31, 2001

(Amounts in Thousands)

                                                                        YEAR ENDED
                                                                10/31/01         10/31/00
---------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
     Net investment income                                    $   26,634      $   25,025
     Net realized gain (loss) on investments                     (10,366)        322,821
     Change in net unrealized appreciation\depreciation         (441,285)       (123,018)
---------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
        from operations                                         (425,017)        224,828
---------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST:
     Contributions                                               206,437         147,832
     Withdrawals                                                (469,439)       (789,064)
---------------------------------------------------------------------------------------------
        Net decrease from transactions
        in investors' beneficial interest                       (263,002)       (641,232)
---------------------------------------------------------------------------------------------
        Total decrease in net assets                            (688,019)       (416,404)

   NET ASSETS:
     Beginning of period                                       2,207,350       2,623,754
---------------------------------------------------------------------------------------------
     End of period                                            $1,519,331      $2,207,350
=============================================================================================


                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio. The GIP commenced operations on November 19, 1993.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

  B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

  C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolio to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolio to unlimited losses.

     The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of October 31, 2001, the Portfolio had no outstanding futures contracts.

  D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

  E. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

  F. EXPENSES -- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

     Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment adviser to the Portfolio, and JPMFAM acted as the investment sub-adviser to the Portfolio. Pursuant to an Investment Sub-Advisory Agreement between Chase and JPMFAM for the Portfolio, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

     The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

  B. CUSTODIAN FEES -- Chase, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by the Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations.

  C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolio. In consideration of these services the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets.

     The Administrator reimbursed expenses for the Portfolio as follows (amounts in thousands):

                                                                   ADMINISTRATOR
                                                                   REIMBURSEMENT
--------------------------------------------------------------------------------
      GIP                                                              $128

3.   INVESTMENT TRANSACTIONS

For the year ended October 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                                         GIP
--------------------------------------------------------------------------------
Purchases (excluding U.S. Government)                                $208,089
Sales (excluding U.S. Government)                                     338,361

4.   FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2001, are as follows (in thousands):

                                                                         GIP
--------------------------------------------------------------------------------
Aggregate cost                                                       $1,523,753
Gross unrealized appreciation                                           186,802
Gross unrealized depreciation                                          (210,208)
Net unrealized depreciation                                             (23,406)

5.   CONCENTRATIONS

As of October 31, 2001, GIP invested 18.7% of its portfolio in securities issued by financial companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

As of October 31, 2001, GIP invested 16.4% of its portfolio in securities issued by energy sector institutions including oil and gas companies.

6.  TRUSTEE COMPENSATION

The Portfolio has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from November 1, 2000 to May 15, 2001, included in Trustees Fees in the Statement of Operations, were as follows (in thousands):

                                                                       PENSION
                                                                       EXPENSES
--------------------------------------------------------------------------------
GIP                                                                      $10

In connection with the consolidation of the heritage J. P. Morgan and heritage Chase fund families, and the reduction in the number of combined trustees on the new board from 22 to 8, the Pension Plan was terminated effective May 15, 2001. In furtherance of this termination, the Trustees were paid an amount equal, in the aggregate, to

$10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                  DEFERRED
                                               CHASE            COMPENSATION
FUND NAME                                  REIMBURSEMENT          ROLLOVER
--------------------------------------------------------------------------------
GIP                                            $128                 $203

Accrued liability and expense amounts from the deferred compensation plan are included in trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.

7.   BANK BORROWINGS

The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on January 4, 2002.

The Portfolio had no borrowings outstanding at October 31, 2001, nor at any point during the year then ended.

8.  SUBSEQUENT EVENT

On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank. The new Administrator for the Portfolio will be the JPMorgan Chase Bank. As a result, all references in the Annual Report to either the Chase Manhattan Bank or Morgan Guaranty Trust Company of New York should be replaced with JPMorgan Chase Bank.

SUPPLEMENTARY DATA

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------------
                                                          2001          2000          1999         1998       1997
                                                          ----          ----          ----         ----       ----
Ratios to Average Net Assets
  Expenses                                               0.47%         0.47%         0.47%        0.47%      0.47%
  Net Investment Income                                  1.43%         1.05%         1.20%        1.21%      1.61%
  Expenses without Reimbursements                        0.48%         0.47%         0.47%        0.47%      0.47%
  Net Investment Income without Reimbursements           1.42%         1.05%         1.20%        1.21%      1.61%
Portfolio Turnover                                         12%           30%          125%         113%        62%


                      See notes to financial statements.

                      JPMorgan PORTFOLIOS
                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 21, 2001